SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Receivables [Abstract]
Balance at beginning of fiscal year	$ 71,167
Provision for credit losses	68,175	71,167
Balance at end of fiscal year	$ 139,342	$ 71,167